Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	2,227,700
Granted	239,972
Exercised	(317,777)
Forfeited	(31,637)
Outstanding at end of period	2,118,258
Exercisable at end of period	924,768
Weighted Average Exercise Price
Outstanding at beginning of period	$ 28.00
Granted	$ 68.39
Exercised	$ 25.60
Forfeited	$ 24.06
Outstanding at end of period	$ 33.00
Exercisable at end of period	$ 25.53
Weighted Average Fair Value
Outstanding at beginning of period	$ 10.40
Granted	$ 19.78	$ 14.95
Exercised	$ 9.89
Forfeited	$ 9.29
Outstanding at end of period	$ 11.56
Exercisable at end of period	$ 9.80
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 11 months 23 days
Exercisable at end of period	3 years 5 months 1 day